Leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2022
Disclosure Text Block [Abstract]
Maturity date		Apr. 30, 2024
Lease discount rate		8.00%
Leasehold improvement		$ 190,650
Interest rate		8.00%
Operating lease liabilities	$ 133,070	$ 96,375
Discount rate			8.00%
Bears interest rate			8.00%
Maturity date			Apr. 30, 2024
Obligation cost		$ 96,375	$ 66,869